Fair value of financial instruments (Details 1) - BRL (R$) R$ in Millions	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
IfrsStatementLineItems [Line Items]
Assets	R$ 78,208	R$ 69,045
Liabilities	(76,861)	(63,204)
Swap contract [member]
IfrsStatementLineItems [Line Items]
Assets	46,902	38,014
Liabilities	(39,068)	(34,646)
Currency Options Contract [Member]
IfrsStatementLineItems [Line Items]
Assets	23,671	21,252
Liabilities	(29,882)	(22,547)
Forward contract [member]
IfrsStatementLineItems [Line Items]
Assets	601	3,111
Liabilities	(65)	(762)
Credit Derivatives Financial Institutions [Member]
IfrsStatementLineItems [Line Items]
Assets	492	242
Liabilities	(604)	(198)
Non Deliverable Forward [Member]
IfrsStatementLineItems [Line Items]
Assets	6,140
Liabilities	(6,626)
0.1% increase in risk-free interest rates [Member]
IfrsStatementLineItems [Line Items]
Assets	402	483
Liabilities	(616)	(155)
Level 1 of fair value hierarchy [member]
IfrsStatementLineItems [Line Items]
Assets	29	6
Liabilities	(186)	(3)
Level 1 of fair value hierarchy [member] | Currency Options Contract [Member]
IfrsStatementLineItems [Line Items]
Assets		3
Liabilities		(2)
Level 1 of fair value hierarchy [member] | 0.1% increase in risk-free interest rates [Member]
IfrsStatementLineItems [Line Items]
Assets	29	3
Liabilities	(186)	(1)
Level 2 of fair value hierarchy [member]
IfrsStatementLineItems [Line Items]
Assets	77,508	68,887
Liabilities	(76,106)	(63,076)
Level 2 of fair value hierarchy [member] | Swap contract [member]
IfrsStatementLineItems [Line Items]
Assets	46,271	37,924
Liabilities	(38,507)	(34,535)
Level 2 of fair value hierarchy [member] | Currency Options Contract [Member]
IfrsStatementLineItems [Line Items]
Assets	23,637	21,187
Liabilities	(29,880)	(22,531)
Level 2 of fair value hierarchy [member] | Forward contract [member]
IfrsStatementLineItems [Line Items]
Assets	595	3,111
Liabilities	(65)	(762)
Level 2 of fair value hierarchy [member] | Credit Derivatives Financial Institutions [Member]
IfrsStatementLineItems [Line Items]
Assets	492	242
Liabilities	(604)	(198)
Level 2 of fair value hierarchy [member] | Non Deliverable Forward [Member]
IfrsStatementLineItems [Line Items]
Assets	6,140	5,943
Liabilities	(6,626)	(4,896)
Level 2 of fair value hierarchy [member] | 0.1% increase in risk-free interest rates [Member]
IfrsStatementLineItems [Line Items]
Assets	373	480
Liabilities	(424)	(154)
Level 3 of fair value hierarchy [member]
IfrsStatementLineItems [Line Items]
Assets	671	152	R$ 105
Liabilities	(569)	(125)	R$ (110)
Level 3 of fair value hierarchy [member] | Swap contract [member]
IfrsStatementLineItems [Line Items]
Assets	631	90
Liabilities	(561)	(111)
Level 3 of fair value hierarchy [member] | Currency Options Contract [Member]
IfrsStatementLineItems [Line Items]
Assets	34	62
Liabilities	(2)	R$ (14)
Level 3 of fair value hierarchy [member] | Forward contract [member]
IfrsStatementLineItems [Line Items]
Assets	6
Level 3 of fair value hierarchy [member] | 0.1% increase in risk-free interest rates [Member]
IfrsStatementLineItems [Line Items]
Liabilities	R$ (6)